Shareholder Fees	Apr. 06, 2026 USD ($)
WisdomTree Efficient Rare Earth Plus Strategic Metals Fund | WisdomTree Efficient Rare Earth Plus Strategic Metals Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0